SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
Trades receivable	$ 126,852	$ 136,274
Income tax advances	9,830	90,528
Due from shareholders	809	1,002
Amounts receivable	$ 137,491	$ 227,804